Schedule for Fixed Income Securities Based on Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized cost
Due in one year or less	$ 190,261
Due after one year through five years	1,461,237
Due after five years through ten years	2,148,851
Due after ten years	3,208,298
Total before asset and mortgage-backed securities	7,008,647
Asset and mortgage-backed securities	1,265,547
Amortized Cost	8,274,194	$ 9,231,856
Fair value
Due in one year or less	189,547
Due after one year through five years	1,459,059
Due after five years through ten years	2,092,046
Due after ten years	2,949,002
Total before asset and mortgage-backed securities	6,689,654
Asset and mortgage-backed securities	1,256,288
Total fixed maturities	$ 7,945,942	$ 9,390,647